CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)		€ (2,933,058)	€ 699,890	€ (1,703,668)
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization		1,605,000	1,920,000	2,105,000
Share based compensation		2,103,000	1,900,000	160,000
US Paycheck Protection Program loan Forgiveness			(187,000)
Change in allowances for doubtful accounts & slow-moving inventories		124,000	363,000	734,000
Change in long-term provisions		79,000	(350,000)	455,000
Net capital loss on disposals of assets		266,000	142,000	291,000
Deferred tax expense (benefit)		48,000	(563,000)	45,000
Operating cash flow before changes in working capital		1,292,000	3,925,000	2,087,000
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables		(1,974,000)	(103,000)	1,137,000
Decrease (Increase) in inventories		(4,482,000)	166,000	(554,000)
Decrease (Increase) in other assets		(82,000)	(210,000)	69,000
(Decrease) Increase in trade accounts and notes payable		1,143,000	(38,000)	(422,000)
(Decrease) Increase in accrued expenses, other current liabilities		1,079,000	706,000	(339,000)
Net change in operating assets and liabilities		(4,316,000)	520,000	(110,000)
Net cash generated by (used in) operating activities		(3,024,000)	4,445,000	1,977,000
Cash flows from investing activities:
Additions to capitalized assets produced by the Company		(1,570,000)	(1,161,000)	(1,339,000)
Acquisitions of property and equipment		(613,000)	(393,000)	(531,000)
Acquisitions of intangible assets		(137,000)	(92,000)	(103,000)
Decrease (Increase) of other financial assets			13,000	(2,000)
Increase in deposits and guarantees		(58,000)	(6,000)	(36,000)
Net cash generated by (used in) investing activities		(2,378,000)	(1,638,000)	(2,011,000)
Cash flow from financing activities:
Proceeds from capital increase	[1]	21,960,000	21,289,000
Proceeds from stock-option exercise		688,000	442,000	60,000
Proceeds from long term borrowings, net of financing costs		286,000	1,058,000	4,848,000
Repayment of long term borrowings		(803,000)	(1,401,000)	(519,000)
Repayment of obligations under financing leases		(350,000)	(406,000)	(321,000)
Increase (decrease) in bank overdrafts and short-term borrowings		(38,000)	(717,000)	(867,000)
Net cash generated by (used in) financing activities		21,741,000	20,266,000	3,201,000
Net effect of exchange rate changes on cash and cash equivalents		(388,000)	(585,000)	642,000
Net increase (decrease) in cash and cash equivalents		15,952,000	22,488,000	3,810,000
Cash and cash equivalents at beginning of year		47,183,000	24,696,000	20,886,000
Cash and cash equivalents at end of year		€ 63,136,000	€ 47,183,000	€ 24,696,000

[1]	The net proceeds from capital increase of €21,960 thousand relate to the Company’s successful common stock offering in September 2022 and of €21,289 thousand relate to the Company’s successful common stock offering in April 2021 – refer to Note 17-1.